CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income	$ 1,341	$ 1,058
Unrealized gain (loss) on investment securities:
Reclassification of securities gains recognized in non-interest income	(55)
Deferred income tax benefit	20
Unrealized holding gains (losses) arising during period	5	(531)
Deferred income tax benefit (expense)	(3)	197
Total other comprehensive income (loss)	(33)	(334)
Total comprehensive income	$ 1,308	$ 724